Stockholders' Equity (Deficiency) (Summary of Compensation Expense for Stock Options Granted to Employees) (Details) (Stock Incentive Plan To Employees And Directors [Member])	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock Incentive Plan To Employees And Directors [Member]
Expected life (years) minimum	3 years 6 months	3 years 6 months	2 years 6 months
Expected life (years) maximum	3 years 9 months	3 years 6 months	3 years 9 months 18 days
Expected volatility minimum	46.30%	44.20%	44.20%
Expected volatility maximum	46.50%	44.20%	50.90%
Weighted-average volatility	46.50%	44.20%	49.00%
Risk-free interest rate, Minimum	0.36%	0.56%	0.31%
Risk-free interest rate, Maximum	0.44%	0.60%	0.60%
Dividend yield	0.00%	0.00%	0.00%
Expected forfeiture rate	3.90%	2.00%	1.70%